Income Tax (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)
Income Tax (Details) [Line Items]
Profits tax rate	16.50%	16.50%
Assessable profit amount (in Dollars)	$ 2,000,000
Percentage of corporate income tax rate	20.00%
Uncertain tax (in Dollars)		$ 0	$ 0
CTRL Media [Member]
Income Tax (Details) [Line Items]
Chargeable tax rate	16.50%
Hong Kong [Member]
Income Tax (Details) [Line Items]
Profits tax rate	8.25%
Assessable profit amount (in Dollars)	$ 2,000,000
Chargeable tax rate	16.50%